UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Cash Advantage Fund

SEMIANNUAL REPORT October 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Institutional Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period ended October 31, 2015. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.02%, Participant Advantage shares yielded 0.00%, Institutional Advantage shares yielded 0.09%, and Investor Advantage shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares, and Investor Advantage shares produced annualized effective yields1 of 0.02%, 0.00%, 0.09%, and 0.00%, respectively.2

The Federal Reserve Board (the “Fed”) left the federal funds rate unchanged amid choppy U.S. economic growth and significant macroeconomic headwinds in global markets, and money market yields remained near historical lows throughout the reporting period.

Uneven U.S. Economic Recovery Continued

U.S. economic activity had moderated during the first quarter of 2015 due to severe winter weather and an appreciating U.S. dollar, but the economic recovery regained momentum in the spring. In May, employers created 260,000 jobs and hourly wages in the private sector rose 0.3%, yet the unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices rebounded after significant previous declines, sending the inflation rate higher. Nonetheless, energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June due to contentious debt relief negotiations between Greece and the European Union, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at a 3.9% annualized rate over the second quarter of the year.

July brought more good domestic economic news when 223,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

Although the unemployment rate fell to 5.1% in August, new job creation fell short of expectations when only 153,000 jobs were added. Economic instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy and other commodity prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal incomes grew at a healthy pace during the month.

Disappointing job creation continued in September, as the economy added 137,000 positions during the month. Average hourly wages also declined slightly from the previous month. The unemployment rate stayed steady at 5.1% due to workers leaving the labor force. Although the manufacturing sector expanded for the 33rd straight month in September, the rate of increase proved to be the lowest in more than two years. On the other hand, activity in the service sector continued to grow strongly, personal incomes rose at a healthy rate, and real personal consumption expenditures climbed. U.S. GDP growth decelerated to an estimated 1.5% annualized rate during the third quarter, reflecting high business inventory levels and lower exports.

October brought generally good economic news. An estimated 271,000 jobs were created during the month, and the unemployment rate fell to 5.0%, its lowest level since April 2008. Meanwhile, average annual wages increased at a 4.3% rate compared to the previous month. Retail sales moved mildly higher, and fuel prices continued to decline. On a more negative note, housing starts fell sharply, ending the month below year-ago levels.

Fed Expected to Raise Rates Gradually

At its October meeting, the Fed again refrained from implementing the first in a series of widely expected rate hikes. Monetary policymakers noted that “economic activity has been expanding at a moderate pace,” but they left the federal funds rate unchanged “to support continued progress toward maximum employment and price stability.” While many analysts expect rate hikes to begin as soon as the Fed’s next meeting in December, those increases are likely to be modest and gradual.

Therefore, we intend for now to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages, but we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2  Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
President
Senior Portfolio Manager
November 16, 2015

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended October 31, 2015
	Institutional Advantage	Administrative Advantage	Investor Advantage	Participant Advantage
Expenses paid per $1,000†	$.80	$1.16	$1.26	$1.26
Ending value (after expenses)	$1,000.50	$1,000.10	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized returns for the six months ended October 31, 2015
	Institutional Advantage	Administrative Advantage	Investor Advantage	Participant Advantage
Expenses paid per $1,000†	$.81	$1.17	$1.27	$1.27
Ending value (after expenses)	$1,024.33	$1,023.98	$1,023.88	$1,023.88

† Expenses are equal to the fund's annualized expense ratio of .16% for Institutional Advantage, .23% for Administrative Advantage, .25% for Investor Advantage and .25% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit - 34.6%	Principal Amount ($)	Value ($)
Bank of Montreal (Yankee)
0.31%, 2/8/16	250,000,000		250,000,000
Bank of Nova Scotia (Yankee)
0.32%, 11/6/15	500,000,000	[a,b]	500,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.18% - 0.30%, 11/16/15 - 1/6/16	300,000,000		300,000,000
HSBC Bank USA (Yankee)
0.35% - 0.37%, 11/2/15 - 11/6/15	450,000,000	[a]	450,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.29% - 0.33%, 11/9/15 - 11/23/15	650,000,000	[b]	649,999,944
Mizuho Bank Ltd/NY (Yankee)
0.32%, 11/19/15	475,000,000	[b]	475,000,000
Norinchukin Bank/NY (Yankee)
0.30% - 0.32%, 11/24/15 - 1/20/16	950,000,000		950,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.32%, 11/16/15	250,000,000		250,000,000
Rabobank Nederland/NY (Yankee)
0.32%, 12/11/15	500,000,000		500,000,000
Royal Bank of Canada (Yankee)
0.30%, 11/20/15	250,000,000		250,000,000
Royal Bank of Canada (Yankee)
0.36%, 11/9/15	250,000,000	[a]	250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.33%, 11/2/15	400,000,000	[a,b]	400,044,311
Sumitomo Mitsui Banking Corp. (Yankee)
0.33%, 11/20/15	338,000,000	[b]	338,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.30% - 0.33%, 12/18/15 - 1/15/16	683,000,000	[b]	683,000,000
Toronto Dominion Bank NY (Yankee)
0.32%, 11/6/15	500,000,000	[a]	500,000,000
Wells Fargo Bank, NA
0.31%, 11/2/15	140,000,000	[a]	140,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	250,000,000		250,000,000
Total Negotiable Bank Certificates of Deposit (cost $7,136,044,255)			7,136,044,255

Commercial Paper - 21.2%

Bank of Nova Scotia
0.32% - 0.38%, 11/2/15 - 12/24/15	225,000,000	[a,b]	225,000,000
BNP Paribas
0.29% - 0.30%, 1/5/16 - 2/3/16	500,000,000	[b]	499,687,667
Credit Suisse New York
0.30%, 11/10/15	400,000,000		399,970,000
DBS Bank Ltd./Singapore

STATEMENT OF INVESTMENTS (Unaudited) (continued)

0.30%, 11/10/15	100,000,000	[b]	99,992,500
Erste Abwicklungsanstalt
0.32%, 2/29/16	150,000,000	[b]	149,840,000
General Electric Co.
0.15%, 11/13/15	225,000,000		224,988,750
HSBC Bank PLC
0.32%, 11/23/15	290,000,000	[a,b]	290,000,000
JP Morgan Securities LLC (3A3)
0.40%, 11/10/15	300,000,000		299,970,000
JPMorgan Securities LLC (4(2))
0.40%, 11/9/15	300,000,000	[a,b]	300,000,000
Rabobank Nederland/NY
0.50%, 3/24/16	300,000,000		299,397,000
Sumitomo Mitsui Banking Corp.
0.31%, 1/13/16	100,000,000	[b]	99,937,139
Toyota Motor Credit Corp.
0.30%, 11/18/15 - 2/2/16	377,000,000		376,865,117
United Overseas Bank Ltd.
0.38%, 12/15/15	200,000,000	[b]	199,907,111
Westpac Banking Corp.
0.31% - 0.33%, 11/2/15 - 11/16/15	500,000,000	[a,b]	500,000,000
Westpac Banking Corp.
0.32%, 12/4/15	400,000,000	[b]	399,882,667
Total Commercial Paper (cost $4,365,437,951)			4,365,437,951

Asset-Backed Commercial Paper - 1.4%

Collateralized Commercial Paper II Co., LLC
0.31%, 11/6/15	65,000,000	[b]	64,997,201
Collateralized Commercial Paper Program Co., LLC
0.47%, 4/12/16	200,000,000		199,574,389
Regency Markets No. 1 LLC
0.18%, 11/17/15	15,000,000	[b]	14,998,800
Total Asset-Backed Commercial Paper (cost $279,570,390)			279,570,390

Time Deposits - 36.8%

Credit Agricole (Grand Cayman)
0.07%, 11/2/15	900,000,000		900,000,000
Credit Industriel et Commercial (Grand Cayman)
0.06%, 11/2/15	975,000,000		975,000,000
DnB Bank (Grand Cayman)
0.05%, 11/2/15	700,000,000		700,000,000
DZ Bank AG
0.04%, 11/2/15	200,000,000		200,000,000
Lloyds Bank (London)
0.06%, 11/2/15	344,000,000		344,000,000
Natixis New York (Grand Cayman)
0.06%, 11/2/15	855,000,000		855,000,000

Nordea Bank Finland (Grand Cayman)
0.05%, 11/2/15	850,000,000	850,000,000
Royal Bank of Canada (Toronto)
0.03%, 11/2/15	311,000,000	311,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.05%, 11/2/15	900,000,000	900,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.04-0.05%, 11/2/15	764,000,000	764,000,000
Swedbank
0.04%, 11/2/15	582,000,000	582,000,000
U.S. Bank NA (Grand Cayman)
0.05%, 11/2/15	200,000,000	200,000,000
Total Time Deposits (cost $7,581,000,000)		7,581,000,000

U.S. Treasury Bills - .8%

0.00%, 11/2/15
(cost $174,000,000)	174,000,000	174,000,000

Repurchase Agreements - 6.2%

BNP Paribas Prime Brokerage Inc.
0.30%, dated 12/15/14, due 11/10/15 in the amount of $250,088,194 (fully collateralized by $127,738,100 U.S. Treasury Bonds, 3.13%-3.38%, due 5/15/44-8/15/44, value $134,621,133, $32,737,100 U.S. Treasury Notes, 0.88%-2.38%, due 10/15/17-8/15/24, value $33,577,229, Various Common Stocks, value $93,609,610)	250,000,000 [c]	250,000,000
Credit Agricole CIB
0.07%, dated 10/30/15, due 11/2/15 in the amount of $400,002,333 (fully collateralized by $5,220,547 U.S. Treasury Bills, due 11/19/15-8/18/16, value $5,217,842, $54,510,846 U.S. Treasury Bonds, 2.50%-9.88%, due 11/15/15-8/15/45, value $67,951,401, $479,829 U.S. Treasury Floating Rate Notes, 0.07%-0.09%, due 4/30/16-10/31/16, value $479,828, $129,308,902 U.S. Treasury Inflation Protected Securities, 0.13%-2.63%, due 1/15/16-2/15/45, value $138,043,698, and $195,205,952 U.S. Treasury Notes, 0.25%-5.13%, due 10/31/15-8/15/25, value $196,307,238)	400,000,000	400,000,000
Merrill Lynch & Co. Inc.
0.30%, dated 8/4/14-12/9/14, due 12/5/15 in the amount of $625,015,625 (fully collateralized by Various Common Stocks, value $687,500,141)	625,000,000 [c]	625,000,000
Total Repurchase Agreements (cost $1,275,000,000)		1,275,000,000

Total Investments (cost $20,811,052,596)	101.0%	20,811,052,596
Liabilities, Less Cash and Receivables	(1.0%)	(199,270,481)
Net Assets	100.0%	20,611,782,115

a Variable rate security--interest rate subject to periodic change.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

            b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities amounted to $5,890,287,340, or 28.6% of net assets.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

Portfolio Summary (Unaudited) †
Value (%)

Banking	89.7
Repurchase Agreements	6.2
Finance	2.9
Asset-Backed/Banking	1.3
U.S. Government	.8
Asset-Backed/Multi-Seller Programs	.1
101.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,275,000,000)—Note 1(b)	20,811,052,596	20,811,052,596
Interest receivable		3,734,005
Receivable for shares of Beneficial Interest subscribed		715
Prepaid expenses		173,830
		20,814,961,146
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		3,009,078
Cash overdraft due to Custodian		245,134
Payable for investment securities purchased		199,850,167
Accrued expenses		74,652
		203,179,031
Net Assets ($)		20,611,782,115
Composition of Net Assets ($):
Paid-in capital		20,611,696,523
Accumulated net realized gain (loss) on investments		85,592
Net Assets ($)		20,611,782,115

Net Asset Value Per Share	Institutional Advantage	Administrative Advantage	Investor Advantage	Participant Advantage
Net Assets ($)	19,877,424,188	440,049,206	12,616,813	281,691,908
Shares Outstanding	19,877,334,442	440,054,090	12,616,818	281,691,173
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	27,147,878
Expenses:
Management fee—Note 2(a)	16,449,270
Service plan fees—Note 2(b)	564,266
Custodian fees—Note 2(c)	359,476
Registration fees	111,414
Trustees’ fees and expenses—Note 2(c)	106,160
Professional fees	48,816
Shareholder servicing costs—Note 2(c)	6,164
Prospectus and shareholders’ reports	6,088
Miscellaneous	136,770
Total Expenses	17,788,424
Less—reduction in expenses due to undertaking—Note 2(a)	(390,049)
Less—reduction in fees due to earnings credits—Note 2(c)	(14,604)
Net Expenses	17,383,771
Investment Income—Net	9,764,107
Realized Gain (Loss) on Investments—Note 1(b) ($)	26,588
Net Increase in Net Assets Resulting from Operations	9,790,695

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations ($):
Investment income—net	9,764,107	15,969,110
Net realized gain (loss) on investments	26,588	199,328
Net Increase (Decrease) in Net Assets Resulting from Operations	9,790,695	16,168,438
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage	(9,722,391)	(15,967,838)
Administrative Advantage	(41,716)	(1,229)
Investor Advantage	-	(3)
Participant Advantage	-	(40)
Total Dividends	(9,764,107)	(15,969,110)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage	124,649,344,960	278,965,073,645
Administrative Advantage	993,238,876	2,397,948,599
Investor Advantage	8,386,118	14,505,355
Participant Advantage	751,175,933	337,200,112
Dividends reinvested:
Institutional Advantage	2,860,663	5,686,838
Administrative Advantage	47	1
Investor Advantage	-	1
Participant Advantage	-	32
Cost of shares redeemed:
Institutional Advantage	(126,668,354,503)	(283,612,661,037)
Administrative Advantage	(982,759,346)	(2,441,497,996)
Investor Advantage	(5,756,438)	(17,349,878)
Participant Advantage	(571,687,308)	(328,872,261)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,823,550,998)	(4,679,966,589)
Total Increase (Decrease) in Net Assets	(1,823,524,410)	(4,679,767,261)
Net Assets ($):
Beginning of Period	22,435,306,525	27,115,073,786
End of Period	20,611,782,115	22,435,306,525

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2015			Year Ended April 30,
Institutional Advantage	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.001	.001	.002
Distributions:
Dividends from investment income—net	(.000)	[a]	(.001)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10	[b]	.06	.06	.12	.11	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	[b]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16	[b]	.13	.11	.16	.16	.15
Ratio of net investment income to average net assets	.09	[b]	.06	.06	.12	.11	.20
Net Assets, end of period ($ x 1,000)	19,877,424		21,893,548	26,535,254	16,424,459	20,012,342	40,170,075

       a Amount represents less than $.001 per share.
b Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2015			Year Ended April 30,
Administrative Advantage	(Unaudited)		2015		2014		2013		2012		2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.00	[c]	.00	[c]	.05		.04		.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.23	[b]	.23		.23		.23		.23		.23
Ratio of net expenses to average net assets	.23	[b]	.19		.17		.23		.23		.22
Ratio of net investment income to average net assets	.02	[b]	.00	[c]	.00	[c]	.05		.04		.13
Net Assets, end of period ($ x 1,000)	440,049		429,569		473,115		517,102		675,358		752,389

       a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2015			Year Ended April 30,
Investor Advantage	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42	[c]	.41	.41	.43	.42	.41
Ratio of net expenses to average net assets	.25	[c]	.19	.16	.30	.27	.35
Ratio of net investment income to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	12,617		9,987	12,832	10,349	10,259	21,488

      a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2015			Year Ended April 30,
Participant Advantage	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	[c]	.56	.56	.56	.56	.56
Ratio of net expenses to average net assets	.25	[c]	.19	.17	.29	.27	.36
Ratio of net investment income to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	281,692		102,203	93,874	57,785	183,861	263,377

      a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	20,811,052,596
Level 3—Significant Unobservable Inputs	—
Total	20,811,052,596

†  See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have a current direct expense limit of .51%, which is still in effect. The reduction in expenses, pursuant to the undertaking, amounted to $390,049 during the period ended October 31, 2015.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee with respect to the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2015, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $136,980, $15,879 and $411,407, respectively, pursuant to the Service Plan.

(c) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $5,408 for transfer agency services and $205 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $359,476 pursuant to the custody agreement. These fees were partially offset by earnings credits of $14,591.

During the period ended October 31, 2015, the fund was charged $5,206 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,589,745, Service Plan fees $120,112, custodian fees $387,164, Chief Compliance Officer fees $882 and transfer agency fees $2,439, which are offset against an expense reimbursement currently in effect in the amount of $91,264.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTES

NOTES

NOTES

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund

200 Park Avenue
New York, NY 10166

Manager and Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Administrative: DDTXX Participant: DPTXX Institutional: DADXX Investor: DIVXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-SCR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0093SA1015

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)